1. DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2017
Description Of Business
DESCRIPTION OF BUSINESS
1.	DESCRIPTION OF BUSINESS

Companhia Siderúrgica Nacional “CSN”, also referred to as the Company, is a publicly-held company incorporated on April 9, 1941, under the laws of the Federative Republic of Brazil (Companhia Siderúrgica Nacional, its subsidiaries, joint ventures, joint operations and associates are collectively referred to herein as the "Group”). The Company’s registered office is located at Av. Brigadeiro Faria Lima, 3.400, 19 th and 20 th floors, Itaim Bibi, São Paulo, Brazil, CEP 04538-132.

CSN has shares listed on the São Paulo Stock Exchange (B3 S.A.- Brasil, Bolsa, Balcão) and on the New York Stock Exchange (NYSE), under the code SID. Accordingly, the Company reports its information to the Brazilian Securities Commission (CVM) and the U.S. Securities and Exchange Commission (SEC).

The Group's main operating activities are divided into five (5) operating segments as follows:

·	Steel:

The Company’s main industrial facility is the Presidente Vargas steelworks (“UPV”), located in the city of Volta Redonda, State of Rio de Janeiro. This segment consolidates the operations related to the production, distribution and sale of flat steel, long steel, metallic containers and galvanized steel. In addition to the facilities in Brazil, CSN has operations in the United States, Portugal and Germany, all of them are in line with the plan to achieve new markets and perform excellent services for final consumers. Its steel has been used in home appliances, civil construction and automobile industries.

·	Mining:

The production of iron ore is developed in the city of Congonhas, State of Minas Gerais.

Iron ore is sold basically in the international market, especially in Europe and Asia. The prices charged in these markets are historically cyclical and subject to significant fluctuations over short periods of time, driven by several factors related to global demand, strategies adopted by the major steel producers and the foreign exchange rate. All these factors are beyond the Company’s control. The ore transportation is accomplished by Terminal de Carvão e Minérios do Porto de Itaguai ( “TECAR”), a solid bulk terminal, one of the four terminals that compose the Port of Itaguai, located in the State of Rio de Janeiro. Imports of coal and coke are held through this terminal and directed to the steel industry of CSN.

The Company´s mining activities also comprises tin exploitation, which is based in the State of Rondônia, this facility is engaged to supply the needs of UPV, with the excess of raw materials being sold to subsidiaries and third parties.

·	Cement:

CSN entered in the cement market boosted by the synergy between this new activity and its existing businesses. Next to UPV in Volta Redonda (RJ), is installed the new business unit: CSN Cimentos, which produces CP-III type of cement by using slag produced by the UPV blast furnaces in Volta Redonda. It also explores limestone and dolomite at the Arcos unit, located in the State of Minas Gerais, to satisfy the needs of UPV as of the cement plant.

In the fourth quarter of 2016, the Company started the operation of its second clinker production line in Arcos/MG. As a result, the Company is self-sufficient in the production of cement, with an installed capacity of 4.7 million tons per year.

·	Logistics

Railroads:

CSN has interests in three railroad companies: MRS Logística S.A., which manages the former Southeast Railway System of Rede Ferroviária Federal S.A (“RFFSA”)., Transnordestina Logística S.A. (“TLSA”) and FTL - Ferrovia Transnordestina Logística S.A. (“FTL”), which has the concession to operate the former Northeast Railway System of RFFSA, in the States of Maranhão, Piauí, Ceará, Rio Grande do Norte, Paraíba, Pernambuco and Alagoas, with TLSA being responsible for the rail links of Missão Velha-Salgueiro, Salgueiro-Trindade, Trindade-Eliseu Martins, Salgueiro-Porto de Suape and Missão Velha-Porto de Pecém (Railway System II), still under construction, and FTL being responsible for the rail links of São Luiz-Mucuripe, Arrojado-Recife, Itabaiana-Cabedelo, Paula Cavalcante-Macau and Propriá-Jorge Lins (Railway System I).

Ports:

In the State of Rio de Janeiro, by means of its subsidiaries Sepetiba Tecon S.A. and CSN Mineração S.A. (“CSN Mineração”), the Company operates the Container Terminal (“Tecon”) and the solid bulk terminal (Tecar), respectively, both located at the Itaguaí Port. Established in the harbor of Sepetiba, the mentioned port has a privileged highway, railroad and maritime access.

(“Tecon”) is responsible for the shipments of CSN´s steel products, movement and storage of containers, consolidation and deconsolidation of cargo; The Tecar´s port terminal is engaged to the iron ore shipment overseas and to the landing of coal, petroleum, coke, sulfur and zinc concentrate for our own operation and for third parties.

·	Energy:

Since the energy supply is fundamental in CSN´s production process, the Company owns and operates facilities to generate electric power for guaranteeing its self-sufficiency. See further details in Note 8.d.

The note 25 - “Segment Information” details the financial information per each of CSN´s business segment.

Going Concern

In 2017, the Company amortized principal and interest in the approximate amount of R$4.2 billion of its loans and financing. Until March 2019, loans and interest to be incurred next year, are expected to be paid in the approximate amount of R$8.9 billion, after the local debt reprofiling.

The financial leverage may adversely affect the businesses, financial conditions and operating results and may require the following considerations:

·	Allocation of a substantial part of the cash generated from operations for repayment of the borrowings.

·	Exposure (i) to fluctuations in interest rates due to the renegotiation of debts and new borrowings taken, and fluctuations in exchange rates since a significant part of the borrowings is denominated in foreign currency.

·	Increase in the economic and financial vulnerability due to adverse conditions of the industry and segment, limiting the funds available in the short term, considering the high financial leverage and the expected cash disbursements;

·	Limitation of the Company’s ability to enter into new businesses (acquisitions) until the financial leverage is reduced;

·	Limitation of the Company’s ability to obtain new credit lines under more favorable interest conditions due to the risks associated to the current financial leverage.

The Company’s ability to continue operating depends on the achievement of operating targets defined by Management, in addition to refinancing of contracted debts, and/or actions related to financial deleveraging.

In addition to the continuous focus on improvement in operating income, Management has various actions in progress to increase the Company’s liquidity through an extension of borrowing payment terms.

This plan was started in 2015, with the renegotiation of R$ 2.5 billion with Caixa Econômica Federal and R$ 2.2 billion with Banco do Brasil S.A, postponing the maturities from 2016 and 2017 to 2018 through 2022. In 2016, the Company extended the installments of certain NCE contracts amounting to R$ 100 million and prepayments of US$ 66 million with Bradesco, postponing the maturities from 2016 to 2019. In 2017, Management remained committed to the plan to extend it debt payment term, mainly those of short term, working on the renegotiation of borrowings at R$ 1.5 billion.

In February 2018 we concluded the renegotiation of R$4,98 billion of our outstanding debt with Banco do Brasil, postponing the maturities of 2018 through 2022 up to 2024. In February 2018 we issued debt instruments (“Notes”) in the amount of US$350 million through our wholly-owned subsidiary CSN Resources S.A., with maturity date in 2023 and, in conjunction, we made a repurchase offer (“Tender Offer”) of the Notes previously issued by CSN Islands XI Corp and CSN Resources S.A, having been repurchased US$350 million in Notes with maturities scheduled for 2019 and 2020.

Additionally, Management studies alternatives to financial deleverage from the disposal of non-strategic assets. However, it is not possible to affirm that the sale of assets will occur within a 12-month period. Thus, the Company did not segregate and did not reclassify any assets in the financial statements as discontinued operations in accordance with IFRS 5.

Based on Management’s cash flow projections that covered the period until December 2018 as of the date of these financial statements, which depend on factors such as the achievement of production targets, sales volumes and prices, as well as on renegotiations of borrowings, Management believes that the Company has appropriate resources to continue as a going concern in a reasonably estimable period of time. Accordingly, the Company’s financial statements for the year ended December 31, 2017 have been prepared on the assumption that the Company will continue as a going concern.